VIEs (Tables)	12 Months Ended
Dec. 31, 2025
VIES [Abstract]
Financial information of consolidated VIEs
The following financial information of the Sohu Group’s consolidated VIEs (including subsidiaries of these VIEs) is included in the accompanying consolidated financial statements (in thousands):

	As of December 31,
	2024	2025
ASSETS:
Cash and cash equivalents	$12,990	$14,390
Short-term investments	18,589	10,786
Accounts receivable, net	27,315	20,059
Prepaid and other current assets	4,967	4,465
Intra-Group receivables due from subsidiaries	118,761	135,745

Total current assets	182,622	185,445

Fixed assets, net	74	36
Investment in subsidiaries	347,783	572,549
Other non-current assets	50,352	34,213

Total assets	$580,831	$792,243

LIABILITIES:
Accounts payable	$5,159	$5,275
Accrued liabilities	24,700	21,631
Receipts in advance and deferred revenue	46,845	52,335
Other current liabilities	15,887	12,892
Intra-Group payables due to subsidiaries	234,405	221,044

Total current liabilities	326,996	313,177

Long-term tax liabilities	12,830	13,121
Other non-current liabilities	1,444	1,423

Total liabilities	$341,270	$327,721

	Year Ended December 31,
	2023	2024	2025
Revenues:
Third-party revenues	$477,202	$484,911	$490,675
Intra-Group revenues	13,283	13,468	13,794

Total revenues	490,485	498,379	504,469
Cost of revenues:
Third-party cost of revenues	55,227	60,678	43,985
Intra-Group cost of revenues	86,435	72,697	93,417

Total cost of revenues	141,662	133,375	137,402
Operating expenses:
Third-party operating expenses	44,059	63,633	46,952
Intra-Group operating expenses	282,812	274,491	292,541

Total operating expenses	326,871	338,124	339,493
Net income from continuing operations	23,879	21,744	2,595

	Year ended December 31,
	2023	2024	2025
Cash flows from operating activities:
Net cash provided by transactions with third parties	$409,762	$384,664	$442,252
Net cash used in transactions with intra-Group entities	(382,593)	(358,561)	(396,893)

Net cash provided by continuing operating activities	27,169	26,103	45,359

Net cash provided by operating activities	27,169	26,103	45,359

Cash flows from investing activities:
Net cash provided by/(used in) transactions with third parties	(14,922)	(8,315)	7,498
Net cash provided by/(used in) transactions with intra-Group entities	73,894	35,788	(38,070)
Net cash provided by/(used in) continuing investing activities	58,972	27,473	(30,572)

Net cash provided by/(used in) investing activities	58,972	27,473	(30,572)

Cash flows from financing activities:
Net cash used in transactions with intra-Group entities	(101,611)	(48,657)	(13,393)

Net cash used in continuing financing activities	(101,611)	(48,657)	(13,393)

Net cash used in financing activities	(101,611)	(48,657)	(13,393)